Trade and Other Payables (Current) (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	Consolidated
	2019	2018
	A$	A$
Trade payables	590,231	535,924
Other payables	68,423	222,502
Accrued expenses	346,654	186,704
Total current trade and other payables	1,005,308	945,130